Revenue - Deferred revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities Abstract
Beginning of year	$ 17,418	$ 30,727
Additions	6,994	9,783
Recognized in revenue	(10,026)	(23,067)
Effect of movements in exchange rates	(4)	(25)
End of year	$ 14,382	$ 17,418